TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Trade payables	$ 566	$ 432	$ 356
Accruals	141	128	151
Derivative financial liabilities	0	15	6
Other current financial liabilities	20	0	0
Non financial liabilities
Employee related payables	137	114	116
Other payables	93	83	38
Total trade and other payables	957	772	667
Current payables on social security and taxes other than income tax	44	32	$ 35
Current restructuring provision	$ 45	$ 49